ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
Payables and Accruals [Abstract]
Schedule of components of accounts payable and accrued liabilities
The components of accounts payable and accrued liabilities at December 31 were as follows:

	2017	2016
Trade payables	$94,775	$109,236
Inventory commitment reserve	1,440	3,850
Accrued royalties	14,548	13,042
Accrued payroll and related liabilities	17,572	13,009
Deferred rent	2,597	965
Professional services	4,153	1,496
Taxes payable (including sales taxes)	4,070	4,922
Product warranties (note 26(b)(iii))	8,235	7,637
Other	25,005	13,343
	$172,395	$167,500